UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number      811-10479
                                                     -----------------

                             UBS Event Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                               -------------------

                    Date of reporting period: March 31, 2010
                                              --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

                                                              REALIZED AND                                            DOLLAR AMOUNT
                                                               UNREALIZED                                              OF FAIR VALUE
                                                       % OF   GAIN/(LOSS)    INITIAL                       FIRST         FOR FIRST
                                                     MEMBERS'    FROM      ACQUISITION                   AVAILABLE       AVAILABLE
    INVESTMENT FUND            COST      FAIR VALUE  CAPITAL   INVESTMENTS     DATE     LIQUIDITY (a)  REDEMPTION (b) REDEMPTION (b)
-------------------------  ------------ ------------ -------- ------------ ----------- --------------- -------------- --------------
DISTRESSED/CREDIT
Claren Road Credit
   Partners, L.P. (c)      $ 10,000,000 $ 10,944,441   7.43%  $  221,264     7/1/2009     Quarterly
Harbinger Capital
   Partners Fund I, L.P.,
   Class L (d)                  399,033    1,385,504   0.94       60,063     5/1/2002        N/A
Harbinger Class PE
   Holdings (US) Trust
   (d)                        3,685,612    3,249,776   2.20      (41,572)    5/1/2002        N/A
Marathon Distressed
   Subprime Fund, L.P.       10,000,000   10,469,883   7.11      562,557     9/1/2007  Every 18 Months
                           ------------ ------------  -----   -----------
   DISTRESSED/CREDIT
      SUBTOTAL             $ 24,084,645 $ 26,049,604  17.68%  $  802,312

LONG/SHORT EQUITY
North Run Qualified
   Partners, L.P. (c)         3,936,126    6,029,075   4.09      215,559    12/1/2003     Annually       6/30/2010       6,029,075
Pershing Square IV, L.P.
   (c)                        3,000,000      563,753   0.38       60,675     6/1/2007     Quarterly
Steel Partners Japan
   Strategic Fund, L.P.
   (d)                        1,773,909    1,553,168   1.06      (54,031)    1/1/2006        N/A
The Children's Investment
   Fund, L.P.,  Class A       3,308,736    4,671,118   3.17      216,275    11/1/2005  Every 36 Months
Trian Partners, L.P.         12,000,000   12,366,593   8.39      932,023     1/1/2008     Annually       12/31/2010     12,366,593
                           ------------ ------------  -----   ----------
   LONG/SHORT EQUITY
      SUBTOTAL             $ 24,018,771 $ 25,183,707  17.09%  $1,370,501

MULTI-STRATEGY
Davidson Kempner
   Partners, L.P. (c)         9,311,328   11,097,042   7.53      554,640    10/1/2006   Semi-Annually
OZ Domestic Partners,
   L.P.                       3,874,102    7,808,713   5.30      332,484    10/1/2001     Annually
OZ Domestic Partners,
   L.P. (d)                   5,922,301    7,776,741   5.28      111,447    10/1/2001        N/A
                           ------------ ------------  -----   ----------
   MULTI-STRATEGY SUBTOTAL $ 19,107,731 $ 26,682,496  18.11%  $  998,571

SPECIAL SITUATIONS
Amber Fund, L.P. (e)            669,663      871,556   0.59       55,817     1/1/2006        N/A
Brookdale International
   Partners, L.P. (c)         5,458,040   10,632,459   7.22      133,189     8/1/2005     Quarterly
Gracie Capital, L.P. (e)      3,058,374    2,548,608   1.73       62,631     1/1/2002        N/A
JANA Partners Qualified,
   L.P. (d)                     287,415       78,912   0.05           --     1/1/2006        N/A
JANA Piranha Fund, L.P.
   (d)                          350,273      332,096   0.23      (61,446)    3/1/2006        N/A
Mason Capital, L.P.          10,000,000   10,079,012   6.84       79,011     1/1/2010     Annually
Pentwater Event Fund,
   L.L.C., Class A1 (d)         234,086      316,501   0.22      (84,715)   10/1/2007        N/A
Pentwater Event Fund,
   L.L.C., Class E            7,930,151   10,227,184   6.94      911,403    10/1/2007     Annually
Pentwater Event Fund,
   L.L.C., Class E1 (d)         402,460      550,838   0.37     (151,745)   10/1/2007        N/A
Senator Global
   Opportunity Fund, L.P.
   (c)                        8,000,000    8,546,527   5.80      546,527     1/1/2010     Quarterly
Seneca Capital, L.P. (d)        806,136      103,998   0.07          (10)   10/1/2001        N/A
Seneca Capital, L.P. (d)      1,502,395      312,068   0.21          (32)   10/1/2001        N/A
Seneca Capital, L.P., SLV
   (e)                        4,023,152    3,669,315   2.49      (17,730)   10/1/2001        N/A
                           ------------ ------------  -----   ----------
   SPECIAL SITUATIONS
      SUBTOTAL             $ 42,722,145 $ 48,269,074  32.76%  $1,472,900

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

Other Securities                 19,893       13,941   0.01       (5,952)
Redeemed Investment Funds            --           --     --       25,674
                           ------------ ------------  -----   ----------
TOTAL                      $109,953,185 $126,198,822  85.65%  $4,664,006
                           ============ ============  =====   ==========

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  Investment Funds categorized as Level 2 investments.
(d)  A portion or all of the Fund's interests in the Investment Fund are held in side pockets which have restricted liquidity.
(e)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place,  subscription  and  redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010 measurement date, or within ninety days of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                           ASSETS TABLE
-----------------------------------------------------------------------------------------------
                                            TOTAL FAIR
                                             VALUE AT
DESCRIPTION                                 03/31/2010    LEVEL 1      LEVEL 2        LEVEL 3
-----------------------------------------------------------------------------------------------
Distressed/Credit                          $ 26,049,604   $    --    $10,944,441    $15,105,163
Long/Short Equity                            25,183,707        --      6,592,828     18,590,879
Multi-Strategy                               26,682,496        --     11,097,042     15,585,454
Special Situations                           48,269,074        --     19,178,986     29,090,088
Other Securities                                 13,941    13,941             --             --
                                           ----------------------------------------------------
TOTAL ASSETS                               $126,198,822   $13,941    $47,813,297    $78,371,584
                                           ----------------------------------------------------

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

     The following is a reconciliation  of Level 3 assets from December 31, 2009 to March 31, 2010:

                                                              CHANGE IN
                                                             UNREALIZED                       TRANSFERS IN
                       BALANCE AS OF     REALIZED GAIN /   APPRECIATION /   NET PURCHASES /   AND/OR OUT OF   BALANCE AS OF
DESCRIPTION          DECEMBER 31, 2009        (LOSS)        DEPRECIATION        (SALES)          LEVEL 3      MARCH 31, 2010
----------------------------------------------------------------------------------------------------------------------------
Distressed Credit       $14,524,115          $    --         $  581,048        $       --      $        --      $15,105,163
Long/Short Equity        23,310,128               --          1,309,826                --       (6,029,075)      18,590,879
Multi-Strategy            7,665,294               --            111,447                --        7,808,713       15,585,454
Special Situations       19,073,032           12,083            781,101         9,223,872               --       29,090,088
----------------------------------------------------------------------------------------------------------------------------
Total                   $64,572,569          $12,083         $2,783,422        $9,223,872      $ 1,779,638      $78,371,584
----------------------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of March 31, 2010 is
     $1,429,365.

     The transfers in and/or out of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.

PORTFOLIO VALUATION

Investment Funds in the  distressed/credit  strategy are generally  subject to a 45 - 180 day redemption  notice period.  Investment
Funds  representing  approximately  18 percent of the fair value of the  investments  in this  strategy are side  pockets  where the liquidation of assets are expected over the next 24 months.  The remaining  approximately 82 percent of the Investment Funds in this strategy are available to be redeemed with no restrictions,  subject to the Investment Funds' liquidity terms, as of the measurement date.

Investment Funds in the long/short  equity strategy are generally  subject to a 60 - 125 day redemption notice period. An Investment
Fund  representing  approximately  6 percent of the fair value of the  investments  in this  strategy is in a side pocket  where the liquidation of assets are expected over the next 24 months.  The remaining  approximately  94 percent of the  Investment  Funds have either  initial  redemption  dates  commencing in the future (73 percent) or are available to be redeemed with no  restrictions  (21 percent),  subject to the Investment  Funds' liquidity terms, as of the measurement  date. One Investment Fund, with a fair value of
$6,029,075, transferred from Level 3 to Level 2 at March 31, 2010.

Investment Funds in the multi-strategy  strategy are generally subject to a 45 - 65 day redemption notice period. An Investment Fund representing  approximately  29 percent of the fair value of the investments in this strategy is a side pocket where the liquidation of assets are expected over the next 24 - 36 months. The remaining approximately 71 percent of the Investment Funds are available to be redeemed with no restrictions, subject to the Investment Funds' liquidity terms, as of the measurement date. One Investment Fund, with a fair value of $7,808,713, transferred from Level 2 to Level 3 at March 31, 2010.

                                                                                                              UBS EVENT FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                         (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARCH 31, 2010
------------------------------------------------------------------------------------------------------------------------------------

Investment Funds in the special  situations  strategy are generally subject to a 60 - 100 day redemption  notice period.  Investment
Funds  representing  approximately  18 percent of the fair value of the investments in this strategy are side pockets or liquidating trusts  where the  liquidation  of assets  are  expected  over the next 36 months.  The  remaining  approximately  82 percent of the
Investment  Funds are available to be redeemed with no  restrictions,  subject to the Investment  Funds'  liquidity terms, as of the measurement date.

Investment Funds with no current redemption  restrictions may be subject to future gates,  lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2010.

The Fund recognizes  transfers into and out of the levels  indicated above at the end of the reporting  period.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Event Fund, L.L.C.
             -------------------------------------------------------------------


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                         -------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.